Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 3,339,000	$ 3,505,000	$ 3,137,000
Accounts receivable, net	1,188,000	1,257,000
Inventories	947,000	1,384,000
Prepaid expenses and other current assets	148,000	110,000	537,000
Total current assets	5,622,000	6,256,000	3,674,000
Non-current assets
Property and equipment, net	138,000	137,000	3,000
Right-of-use lease asset	10,000	12,000	5,000
Goodwill	1,570,000	1,570,000
Non-current deposits	224,000	210,000	412,000
Discontinued operations:
TOTAL ASSETS	7,564,000	8,185,000	4,094,000
Current liabilities
Accounts payable	256,000	617,000	4,599,000
Accrued and other current liabilities	540,000	715,000	1,669,000
Total current liabilities	796,000	1,332,000	6,268,000
Discontinued operations:
Lease liability		2,000
Other liabilities	8,000	9,000
Total liabilities	804,000	1,343,000	6,268,000
Stockholders’ equity
Common stock — 28,000,000 shares authorized, issued and outstanding	5,000	5,000
Additional paid-in capital	461,393,000	461,287,000	438,211,000
Accumulated other comprehensive income (loss)	(30,000)	(39,000)	(891,000)
Retained earnings / (Accumulated deficit)	(454,608,000)	(454,411,000)	(439,494,000)
Total stockholders’ equity	6,760,000	6,842,000	(2,174,000)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	7,564,000	8,185,000	4,094,000
Future NRG Sdn. Bhd. [Member]
Current assets
Cash and cash equivalents	9,649	202,716	268,780
Accounts receivable, net	334,894	320,516	323,587
Inventories	68,776	65,076	82,920
Income taxes receivable	515	513	3,448
Other current assets
Total current assets	413,834	588,821	678,735
Non-current assets
Property and equipment, net	4,487,034	4,518,397	4,267,528
Total non-current assets — continuing operations	4,487,034	4,518,397	4,267,528
Discontinued operations:
Assets of discontinued operations held for sale		21,407,221	18,736,092
TOTAL ASSETS	4,900,868	26,514,439	23,682,355
Current liabilities
Accounts payable and accrued liabilities	477,406	5,113,187	3,440,900
Total current liabilities	477,406	5,113,187	3,440,900
Discontinued operations:
Liabilities of discontinued operations held for sale		16,941,462	18,454,470
Total liabilities	477,406	22,054,649	21,895,370
Stockholders’ equity
Common stock — 28,000,000 shares authorized, issued and outstanding	6,100,218	6,100,218	6,100,218
Accumulated other comprehensive income (loss)	216,636	207,074	24,679
Retained earnings / (Accumulated deficit)	(1,893,392)	(1,847,502)	(4,337,912)
Total stockholders’ equity	4,423,462	4,459,790	1,786,985
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	4,900,868	26,514,439	23,682,355
6% Convertible Exchangeable Preferred Stock [Member]
Stockholders’ equity
Preferred stock value
Series A Preferred Stock [Member]
Stockholders’ equity
Preferred stock value
Series B Preferred Stock [Member]
Stockholders’ equity
Preferred stock value